Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Foreign Currencies Exchange Rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of June 30, 2025	As of December 31, 2024

Period-end RMB: US$1 exchange rate	7.1586	7.1884
Period-end HK$: US$1 exchange rate	7.8498	7.7625

	For the six months ended June 30,
	2025	2024

Period-average RMB: US$1 exchange rate	7.1839	7.1051
Period-average HK$: US$1 exchange rate	7.7923	7.8187

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Depreciation is computed using the straight-line method over the following estimated useful lives.
	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%
Office improvements	3-5 years	0%

Schedule of Disaggregated Information of Revenues by Services

Disaggregated information of revenues by services:

	For the six months ended June 30
	2025	2024
Financial and taxation solution services	$11,579	$14,395
Education support services	760	1,609
Software and maintenance services	1,330	2,092
Pre-IPO advisory services	591	-
Revenues	$14,260	$18,096